Business Combination - Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Combination
Transaction costs incurred	$ 30,900
Amount of expense incurred related to equity issuance costs	63,700
Business Acquisition, Pro Forma Information [Abstract]
Net Revenue	643,502	$ 431,834
Net Loss	$ (845,086)	$ (219,829)